Revenues from Contracts with Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Disaggregation of Revenue

The following table represents a disaggregation of revenue earned from contracts with customers during the six months ended  June 30, 2020 and 2019 (in millions):

	Six Months Ended June 30,
	2020	2019
LNG revenues (1)	$963	$131
LNG revenues—affiliate	234	275
Total revenues from customers	1,197	406
Net derivative losses (2)	(10)	—
Total revenues	$1,187	$406

(1)

LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election.  LNG revenues during the six months ended June 30, 2020 included $336 million in revenues associated with LNG cargoes for which customers have notified us that they will not take delivery, of which $200 million would have otherwise been recognized subsequent to June 30, 2020, if the cargoes were lifted pursuant to the delivery schedules with the customers.  Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.

(2)	See Note 6—Derivative Instruments for additional information about our derivatives.

The following table represents a disaggregation of revenue earned from contracts with customers during the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
LNG revenues	$678,843	$—	$—
LNG revenues—affiliate	726,100	—	—
Total revenues from customers	1,404,943	—	—
Net derivative gains (1)	227	—	—
Total revenues	$1,405,170	$—	$—

(1)	See Note 7—Derivative Instruments for additional information about our derivatives.

Transaction Price Allocated to Future Performance Obligations	The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$32.9	10	$33.6	11
LNG revenues—affiliate	1.0	13	1.0	13
Total revenues	$33.9		$34.6

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.
The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of December 31, 2019 and 2018:
	December 31, 2019		December 31, 2018
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$33.6	11	$33.9	12
LNG revenues—affiliate	1.0	13	1.0	14
Total revenues	$34.6		$34.9

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.

Contract Assets

The following table shows our contract assets, net, which are classified as other non-current assets, net on our Consolidated Balance Sheets (in millions):

	June 30,	December 31,
	2020	2019
Contract assets, net	$32	$—